Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Future aggregate minimum payments under non-cancellable operating leases
Not later than 1 year	$ 1,495	$ 1,711
Between 1 to 2 years	1,301	1,383
Between 2 to 3 years	759	1,053
Between 3 to 4 years	342	597
Between 4 to 5 years	102	108
Later than 5 years		45
Total minimum lease payments	3,999	4,897
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 2,180	$ 2,545